REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Total oil and gas revenue from customers	$ 93,471	$ 136,407	$ 597,255	$ 401,222
Oil Gas [Member]
Total oil and gas revenue from customers	64,900	83,056	372,046	273,234
Natural gas sales and liquids [Member]
Total oil and gas revenue from customers	$ 28,571	$ 53,351	$ 225,209	$ 127,988